Note 4 - Accrued Liabilities	9 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4.	Accrued Liabilities

Accrued liabilities consisted of the following as of September 30, 2014 and December 31, 2013:

	September 30,	December 31,
	2014	2013

Accrued interest	$13,792	$235,603
Accrued professional fees	125,671	15,000
Accrued loan balloon payment	85,000	76,472
Accrued vacation	73,809	81,499
Accrued loan restructuring fees	47,500	27,288
Accrued severence pay	-	58,846
Other accruals	41,766	21,444
Total accrued liabilities	$387,538	$516,152